License and Prepaid Royalty - HIP (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 24, 2019 CAD ($) Share shares	Jul. 31, 2019 CAD ($)
License And Prepaid Royalty [Line Items]
Amortization of intangible assets		$ 117
Newstrike
License And Prepaid Royalty [Line Items]
Number of shares issued | Share	35,394,041
Newstrike | Hip Agreement
License And Prepaid Royalty [Line Items]
Term of royalty agreement	5 years
Renewal term of royalty agreement	2 years
Number of shares issued | Share	3,000,000
Initial fair value of shares issued	$ 2,655
Percentage of revenue	2.50%
Number of shares issued for future royalties payable | shares	1,000,000
Fair value of intangible assets		1,409
Newstrike | Hip Agreement | Licences
License And Prepaid Royalty [Line Items]
Fair value of intangible assets	$ 926	867
Amortization of intangible assets		$ 59
Useful life of finite life intangible assets		five-year term
Newstrike | Hip Agreement | Prepaid royalty
License And Prepaid Royalty [Line Items]
Fair value of intangible assets	$ 600	$ 542
Amortization of intangible assets		$ 58